5. Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2015
Net Income Per Ordinary Share Tables
Basic and diluted number of shares
	2015	2014	2013
	Number of shares

Weighted average number of ordinary shares for the purposes of basic net income per share	2,063,738	2,069,223	2,069,223
Effect of dilutive potential ordinary shares:
Stock options	-	-	-

Weighted average number of ordinary shares for the purposes of diluted net income per share	2,063,738	2,069,223	2,069,223